PROPERTY AND EQUIPMENT (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement [Line Items]
Beginning balance	$ 593,000	$ 587,000	$ 574,000
Additions		6,000	13,000
Disposals	0		0
Ending balance	593,000	593,000	587,000
Accumulated depreciation, beginning balance	571,000	559,000	550,000
Accumulated depreciation, depreciation for the year	9,000	12,000	9,000
Accumulated depreciation, Disposals for the year	0	0	0
Accumulated depreciation, ending balance	583,000	571,000	559,000
Carrying value of property and equipment	10,000	22,000	28,000
Office equipment [member]
Statement [Line Items]
Beginning balance	116,000	113,000	113,000
Additions		3,000
Ending balance	116,000	116,000	113,000
Accumulated depreciation, beginning balance	105,000	100,000	95,000
Accumulated depreciation, depreciation for the year	7,000	5,000	5,000
Accumulated depreciation, Disposals for the year	0	0	0
Accumulated depreciation, ending balance	112,000	105,000	100,000
Carrying value of property and equipment	4,000	11,000	13,000
Laboratory Equipment [Member]
Statement [Line Items]
Beginning balance	418,000	418,000	418,000
Ending balance	418,000	418,000	418,000
Accumulated depreciation, beginning balance	418,000	418,000	418,000
Accumulated depreciation, ending balance	418,000	418,000	418,000
Computer equipment [member]
Statement [Line Items]
Beginning balance	59,000	56,000	43,000
Additions		3,000	13,000
Ending balance	59,000	59,000	56,000
Accumulated depreciation, beginning balance	48,000	41,000	37,000
Accumulated depreciation, depreciation for the year	5,000	7,000	4,000
Accumulated depreciation, ending balance	53,000	48,000	41,000
Carrying value of property and equipment	$ 6,000	$ 11,000	$ 15,000